Long-term receivables and prepaid expenses (Details) - ZAR (R) R in Millions	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Long-term receivables and prepaid expenses
Short-term portion of long-term receivables	R (509)	R (288)
Long-term portion of long-term receivables	3,051	2,803
Long-term prepaid expenses	979	237
Long-term receivables and prepaid expenses	4,030	3,040
Long-term receivables (interest-bearing) - joint operations	879	683
Long-term loans	2,172	2,120
Electricity supply contract long-term prepaid expenses	758
Loans granted	298
Loans repaid	357
Cost
Long-term receivables and prepaid expenses
Total long-term receivables	3,716	3,202
Impairment
Long-term receivables and prepaid expenses
Total long-term receivables	R (156)	R (111)